Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total undiscounted lease liabilities	$ 22,439	$ 23,971
Lease liabilities	18,429	19,232
Short-term	1,461	1,217
Long-term	16,968	18,015
Payment of lease liabilities	1,195	1,091	$ 1,032
Interest on lease liabilities	(714)	(620)	$ (584)
Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Total undiscounted lease liabilities	2,126	1,931
After 1 to 5 years
Disclosure of detailed information about financial instruments [line items]
Total undiscounted lease liabilities	8,134	8,213
After 5 to 10 years
Disclosure of detailed information about financial instruments [line items]
Total undiscounted lease liabilities	$ 12,179	$ 13,827